Vessels (Tables)	9 Months Ended
Sep. 30, 2025
Vessels [Abstract]
Vessel Costs
Vessels

Cost of Vessels
$ in thousands
At January 1, 2025	1,982,741
Additions	2,389
Retirement [1]	(132,349)
At September 30, 2025	1,852,781

Depreciation and amortization
$ in thousands
At January 1, 2025	797,165
Depreciation and amortization [2]	78,046
Retirement [1]	(64,464)
At September 30, 2025	810,746

Carrying Amount
$ in thousands
At January 1, 2025	1,185,576
At September 30, 2025	1,042,035
[1]Relates to the sale of DHT Lotus, the sale of DHT Peony, and completed depreciation of drydocking for DHT Jaguar.
[2] Relates solely to depreciation of vessels, drydocking, and EGCS. Depreciation of office leases and other property, plant, and equipment represent an additional $1,333 thousand, which combined with the depreciation of vessels, drydocking, and EGCS comprises $79,379 thousand in depreciation and amortization.
Gain on sale of vessels
In December 2024, the Company entered into an agreement to sell the DHT Scandinavia, a 2006 built VLCC, for $43.4 million. The vessel was delivered to its new owner in the first quarter of 2025, resulting in a gain of $19.8 million. In April 2025, the Company entered into an agreement to sell DHT Lotus and DHT Peony, both built in 2011, for a combined price of $103.0 million. DHT Lotus was delivered to its new owner in the second quarter of 2025, resulting in a gain of $17.5 million. DHT Peony was delivered in the third quarter of 2025, resulting in a gain of $15.7 million.

Advances for vessel and vessel upgrades

Cost of advances for vessel and vessel upgrades
$ in thousands
At January 1, 2025	-
Additions	11,924
At September 30, 2025	11,924

Vessel costs advances for vessels under construction	Vessels under construction
Cost of vessels under construction
$ in thousands
At January 1, 2025	93,178
Additions	97,707
At September 30, 2025	190,884

Future expected payments for vessels under construction
The following table represents future expected payments related to the vessels under construction as of September 30, 2025:

Vessels under construction
$ in thousands
Within the next 12 months	339,946
At September 30, 2025*	339,946

*These are estimates only and are subject to change as construction progresses.